Held-To-Maturity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Held-To-Maturity Investments [Abstract]
Schedule of Held-To-Maturity Investments	Held-to-Maturity Investments consisted of the following:
	As of December 31,
	2025	2024
Held-to-Maturity Investments	$2,528,278	$-
	$2,528,278	$-